Shareholders equity	12 Months Ended
Sep. 30, 2025
Shareholders equity
Shareholders' equity

Note 16 – Shareholders’ equity

Ordinary shares

CN Energy is a holding company established under the laws of the British Virgin Islands on November 23, 2018. The Company had an unlimited number of Class A ordinary shares of no par value and an unlimited number of Class B ordinary shares of no par value.

Public offering, warrants, and pre-funded warrants

On January 30, 2023, CN Energy entered into an underwriting agreement (the “Underwriting Agreement”) with Aegis Capital Corp. (the “Underwriter”), pursuant to which CN Energy agreed to sell to the Underwriter in a firm commitment public offering (the “Offering”) (i) 10,396,974 units, each consisting of one Class A ordinary share, no par value (collectively, the “Class A ordinary shares”) and one warrant, each exercisable to purchase one Class A ordinary share at an exercise price of $0.55 per share (collectively, the “warrants”), at an offering price of $0.55 per unit; and (ii) 7,786,300 units, each consisting of one pre-funded warrant, each exercisable to purchase one Class A ordinary share at an exercise price of $0.0001 per share (collectively, the “Pre-funded Warrants”), and one warrant, at an offering price of $0.5499 per unit (together with the Class A ordinary shares and the warrants, the “Offered Securities”), to those purchasers whose purchase of Class A ordinary shares in the Offering would otherwise result in the purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or, at the election of the holder, 9.99%) of CN Energy’s outstanding ordinary shares immediately following the consummation of the Offering. The components of the units were issued separately and are immediately separable upon issuance. The Company received approximately $7.8 million in net proceeds from the Offering, after deducting underwriting discounts and other related offering expenses. In connection with the Offering, 10,396,974 Class A ordinary shares were issued, 4,672,700 Pre-funded Warrants were exercised upon issuance which resulted in a total issuance of 15,069,674 Class A ordinary shares and 3,112,046 Pre-funded Warrants were exercised for 3,112,046 Class A ordinary shares in September 2023.

The Pre-funded Warrants are exercisable immediately (subject to the beneficial ownership cap) and may be exercised at any time in perpetuity until all of the Pre-funded Warrants are exercised in full. The warrants are exercisable immediately and expire five years, i.e. January 29, 2028, after their issuance date on January 30, 2023.

As a result of reverse share split on January 18, 2024, the exercise price was adjusted from $0.55 per share to $1.4529 per share and the warrants were adjusted from 18,183,274 warrants to 6,883,337 warrants.

As a result of reverse share split on May 19, 2025, the exercise price was adjusted from $1.4529 per share to $2.6584 per share and the warrants were adjusted from 6,883,337 warrants to 3,012,094 warrants.

For the fiscal years September 30, 2025, 2024, and 2023, 1,635,000 (or 65,400 after accounted for the effect of the reverse share split), 100,000 (or 4,000 after accounted for the effect of the reverse share split) and nil warrants were exercised, respectively. As of September 30, 2025 and 2024, 3,012,094 and 6,783,337 (or 271,333 after accounted for the effect of the reverse share split) warrants and 1,554 and 1,554 pre-funded warrants were outstanding, respectively.

Issuance of shares for repayment of convertible note

1．On October 10, 2024, CN Energy Group. Inc., a British Virgin Islands company (the “Company”), entered into a securities purchase agreement (the “Purchase Agreement”) with Streeterville Capital, LLC, a Utah limited liability company (the “Investor”), pursuant to which the Company issued to the Investor an unsecured promissory note, on October 10,2024, in the principal amount of $3,149,750 (the “Note”), convertible into Class A ordinary shares, no par value, of the Company (the “Class A Ordinary Shares”), for a purchase price of $2,925,000.

The Note bears interest at a rate of 7% per annum. All outstanding principal and accrued interest on the Note will become due and payable twelve months after the purchase price of the Note is delivered by the Investor to the Company. The Note includes an original issue discount of $204,750.00 along with $20,000.00 for the Investor’s legal fees, accounting costs, due diligence, monitoring, and other transaction costs incurred in connection with the purchase and sale of the Note. The Company may prepay all or a portion of the Note at any time by paying 105% of the outstanding principal balance elected for pre-payment. The Note contains a floor price of $0.10412 for the possible future conversions into Class A Ordinary Shares.

2. On April 4, 2025, CN Energy Group. Inc. (the “Company”), entered into a securities purchase agreement (the “Purchase Agreement”) with Streeterville Capital, LLC, (the “Investor”). Pursuant to the Purchase Agreement, the Investor agreed to purchase from the Company, and the Company agreed to issue and sell to the Investor, securities in the form of one or more pre-paid purchases (the “Pre-Paid Purchases”) with an aggregate purchase amount of up to $20,000,000, for the purchase (the “Purchase Shares”) of Class A ordinary shares of the Company (the “Ordinary Shares”), upon the terms and subject to the limitations and conditions set forth in such Pre-Paid Purchase.

Upon the initial closing under the Purchase Agreement, on April 8, 2025, the Company issued to the Investor an initial Pre-Paid Purchase in the principal amount of $3,230,000, with an original issue discount (the “OID”) of $210,000 and a transaction expense amount of $20,000 (the “Initial Pre-Paid Purchase”). The OID for each subsequent Pre-Paid Purchase after the Initial Pre-Paid Purchase will be seven percent (7%) of the amount set forth in the applicable Request (as defined in the Purchase Agreement) and each subsequent Pre-Paid Purchase will accrue interest at the annual rate of seven percent (7%). Additionally, the Company issued 1,597,444 (or 63,898 after accounted for the effect of the reverse share split) Class A Ordinary Shares to the Investor as a commitment fee.

For the fiscal years ended September 30, 2025, 2024, and 2023, 609,221, 177,067, and 11,996 Class A Ordinary Shares were issued for the redemption of $3.21 million, $2.42 million, and $1.25 million convertible note, respectively.

Issuance of ordinary shares for acquisition

On April 30, 2025, the Company and its wholly owned subsidiary, Ewforest Group Limited, closed a transaction involving the acquisition of 4,500 shares of Ynong International Group Limited from Ynong Group Limited (“Ynong Group”) in exchange for, among other things, the issuance by the Company of 50,000,000 of its Class A ordinary shares to Ynong Group and its designees, which had an aggregate value of $10,000,000.

Reverse share split

On May 19, 2025, the Company effectuated a 1-for-25 reverse share split of ordinary shares with no par value. The reverse share split reduced the number of Class A ordinary shares issued and outstanding from approximately 75.28 million to approximately 3.01 million, and, the number of Class B ordinary shares issued and outstanding from 100,698 to 4,028. The reverse share split had no impact on the par value of Class A ordinary shares or the authorized number of ordinary shares.

Issuance of ordinary shares

On August 1, 2025, CN Energy Group. Inc., a British Virgin Islands company (the “Company”), entered into a securities purchase agreement (the “Class A Purchase Agreement”) with certain investors (the “Class A Investors”), pursuant to which the Company issued to the Class A Investors an aggregate of 1,977,302 Class A ordinary shares, no par value, of the Company (the “Class A Ordinary Shares”), at a price per share of $2.30, for an aggregate purchase price of $4,547,800.

On August 1, 2025, CN Energy Group. Inc., a British Virgin Islands company (the “Company”), entered into a securities purchase agreement (the “Class B Purchase Agreement” and collectively with the Class B Purchase Agreement, the “Purchase Agreements”) with Weastfinace Group Inc., which is controlled by Xinyang Wang, a director of the Company (the “Class B Investor”), pursuant to which the Company issued to the Class B Investor an aggregate of 631,391 Class B ordinary shares, no par value, of the Company (the “Class B Ordinary Shares”), at a price per share of $2.30, for an aggregate purchase price of $1,452,200.

Statutory reserves and restricted net assets

CN Energy’s ability to pay dividends primarily depends on CN Energy receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by CN Energy’s subsidiaries incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of CN Energy’s subsidiaries.

CN Energy’s PRC subsidiaries are required to set aside at least 10% of their respective accumulated profits each year, if any, to fund certain reserve funds until the total amount set aside reaches 50% of their respective registered capital. CN Energy’s PRC subsidiaries may also allocate a portion of their after-tax profits based on PRC accounting standards to employee welfare and bonus funds at their discretion. These reserves, together with paid in capital of CN Energy’s PRC subsidiaries, are not distributable as cash dividends. As of September 30, 2025 and 2024, the balance of the required statutory reserves was $11,404 and $14,990, respectively.